Employee Benefits	12 Months Ended
Dec. 31, 2016
Compensation And Retirement Disclosure [Abstract]
EMPLOYEE BENEFITS

10.    EMPLOYEE BENEFITS:

The Company sponsors a qualified, tax-deferred savings plan in accordance with provisions of Section 401(k) of the Internal Revenue Code for its employees. Employees may defer 100% of their compensation, subject to limitations. The Company matches all of the employee’s contribution up to 5% of compensation, as defined by the plan, along with an employer discretionary contribution of 8%. The expense associated with the Company’s contribution was $2.3 million, $2.3 million and $2.0 million for the years ended December 31, 2016, 2015 and 2014, respectively.